Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1	$ 10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2	20
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3	5
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4	10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 5	4
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 6	5
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 7	$ 3
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 8	10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 9	3